CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 23,539	$ 14,855
Abandoned initial public offering costs		4,705
General and administrative	12,148	15,083
Total operating expenses	35,687	34,643
Loss from operations	(35,687)	(34,643)
Other income (expense):
Interest income	128	77
Other (expense) income, net	(46)	38
Loss on issuance of Series D redeemable convertible preferred stock	(8,522)	(26,635)
Loss on extinguishment of related-party note payable		(6,651)
Change in fair value of Series D 2X liquidation preference	(61,175)	(543)
Total other expense, net	(69,615)	(33,714)
Loss from continuing operations before income tax	(105,302)	(68,357)
Income tax (expense) benefit	(3)	613
Loss from continuing operations	(105,305)	(67,744)
Discontinued operations:
Income from discontinued operations, net of income tax		80
Gain on sale of discontinued operations, net of income tax		997
Net gain on sale of discontinued operations		1,077
Net loss	(105,305)	(66,667)
Accretion of Series D redeemable convertible preferred stock dividends	(4,017)	(1,144)
Net loss attributable to common stockholders	$ (109,322)	$ (67,811)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.43)	$ (0.89)
Weighted-average shares used to compute net loss attributable to common stockholders, basic and diluted	76,359,923	76,551,211